General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses
Employee benefit expenses consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Short term employee benefits (salaries)	$9,196	$12,330	$19,978
Share based compensation (see Note 16)	22,385	30,207	33,687
	$31,581	$42,537	$53,665